UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Growth Opportunities Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (97.7%)(a)
			Shares	Value

Aerospace and defense (5.8%)

Bombardier, Inc. Class B (Canada)			28,104	$55,474

General Dynamics Corp.			1,848	250,829

Honeywell International, Inc.			5,848	610,005

Northrop Grumman Corp.			2,483	399,664

United Technologies Corp.			3,480	407,856

				1,723,828
Airlines (0.8%)

Spirit Airlines, Inc.(NON)			3,122	241,518

				241,518
Auto components (0.2%)

Toyota Industries Corp. (Japan)			1,300	74,502

				74,502
Automobiles (0.4%)

Yamaha Motor Co., Ltd. (Japan)			4,800	115,914

				115,914
Banks (1.2%)

Bank of America Corp.			10,559	162,503

PacWest Bancorp			3,923	183,949

				346,452
Beverages (1.2%)

Coca-Cola Co. (The)			1,304	52,877

PepsiCo, Inc.			3,054	292,023

				344,900
Biotechnology (6.6%)

Alkermes PLC(NON)			1,026	62,555

Biogen(NON)			1,242	524,422

Celgene Corp.(NON)			5,423	625,163

Gilead Sciences, Inc.(NON)			6,926	679,648

Neuralstem, Inc.(NON)(S)			18,066	34,325

Vertex Pharmaceuticals, Inc.(NON)			465	54,856

				1,980,969
Building products (0.9%)

Assa Abloy AB Class B (Sweden)			2,069	123,315

Fortune Brands Home & Security, Inc.			3,300	156,684

				279,999
Capital markets (1.8%)

Charles Schwab Corp. (The)			8,740	266,046

Goldman Sachs Group, Inc. (The)			1,070	201,128

KKR & Co. LP			3,076	70,164

				537,338
Chemicals (3.7%)

Axalta Coating Systems, Ltd.(NON)			5,308	146,607

Axiall Corp.			3,192	149,832

Dow Chemical Co. (The)			2,748	131,849

E.I. du Pont de Nemours & Co.			1,783	127,431

Huntsman Corp.			5,651	125,283

Monsanto Co.			2,765	311,173

Symrise AG (Germany)			1,670	105,629

				1,097,804
Commercial services and supplies (0.7%)

Tyco International PLC			4,645	200,014

				200,014
Communications equipment (0.4%)

QUALCOMM, Inc.			1,829	126,823

				126,823
Consumer finance (0.4%)

American Express Co.			1,728	134,991

				134,991
Containers and packaging (0.4%)

Packaging Corp. of America			1,364	106,651

				106,651
Diversified financial services (0.4%)

CME Group, Inc.			1,237	117,156

				117,156
Electronic equipment, instruments, and components (1.2%)

Anixter International, Inc.(NON)			1,730	131,705

Corning, Inc.			6,238	141,478

Hollysys Automation Technologies, Ltd. (China)(S)			4,505	89,514

				362,697
Energy equipment and services (1.5%)

Baker Hughes, Inc.			2,563	162,956

Schlumberger, Ltd.			2,752	229,627

Weatherford International PLC(NON)			3,657	44,981

				437,564
Food and staples retail (2.5%)

Costco Wholesale Corp.			1,951	295,567

CVS Health Corp.			4,432	457,427

				752,994
Food products (0.9%)

Keurig Green Mountain, Inc.			1,157	129,272

Mead Johnson Nutrition Co.			1,481	148,885

				278,157
Health-care equipment and supplies (3.9%)

Becton Dickinson and Co.			1,343	192,841

Boston Scientific Corp.(NON)			17,749	315,045

C.R. Bard, Inc.			1,074	179,734

Cooper Cos., Inc. (The)			871	163,243

GenMark Diagnostics, Inc.(NON)			6,137	79,658

Medtronic PLC			2,918	227,575

				1,158,096
Health-care providers and services (0.4%)

AAC Holdings, Inc.(NON)(S)			3,641	111,342

				111,342
Health-care technology (0.2%)

Inovalon Holdings, Inc. Class A(NON)			2,465	74,468

				74,468
Hotels, restaurants, and leisure (3.6%)

Hilton Worldwide Holdings, Inc.(NON)			13,808	408,993

Melco Crown Entertainment, Ltd. ADR (Hong Kong)			8,993	192,990

Restaurant Brands International, Inc. (Canada)(NON)(S)			2,777	106,665

Starbucks Corp.			1,945	184,192

Wyndham Worldwide Corp.			1,884	170,445

				1,063,285
Household durables (1.7%)

Panasonic Corp. (Japan)			10,700	140,486

PulteGroup, Inc.			9,225	205,072

Whirlpool Corp.			822	166,093

				511,651
Independent power and renewable electricity producers (0.4%)

Calpine Corp.(NON)			5,713	130,656

				130,656
Industrial conglomerates (0.6%)

Siemens AG (Germany)			1,569	169,867

				169,867
Insurance (1.2%)

American International Group, Inc.			2,298	125,907

Hartford Financial Services Group, Inc. (The)			2,990	125,042

Prudential PLC (United Kingdom)			4,528	112,114

				363,063
Internet and catalog retail (3.5%)

Amazon.com, Inc.(NON)			1,177	437,962

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Global Fashion Holding SA (acquired 8/2/13, cost $21,942) (Private) (Brazil)(F)(RES)(NON)			518	11,571

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Priceline Group, Inc. (The)(NON)			442	514,554

TripAdvisor, Inc.(NON)			897	74,603

Zalando SE (Germany)(NON)			935	23,385

				1,062,078
Internet software and services (9.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			2,622	218,255

AOL, Inc.(NON)			2,990	118,434

Baidu, Inc. ADR (China)(NON)			784	163,386

Facebook, Inc. Class A(NON)			10,753	884,058

Google, Inc. Class A(NON)			1,085	601,850

Google, Inc. Class C(NON)			1,424	780,352

GrubHub, Inc.(NON)			1,111	50,428

Twitter, Inc.(NON)			1,505	75,370

				2,892,133
IT Services (2.4%)

Visa, Inc. Class A			11,007	719,968

				719,968
Life sciences tools and services (1.0%)

Agilent Technologies, Inc.			4,323	179,621

Waters Corp.(NON)			864	107,412

				287,033
Machinery (0.7%)

KION Group AG (Germany)			2,224	91,131

Pall Corp.(S)			1,101	110,529

				201,660
Media (4.3%)

Charter Communications, Inc. Class A(NON)			722	139,425

Comcast Corp. Class A			5,527	312,110

DISH Network Corp. Class A(NON)			1,945	136,267

Liberty Global PLC Ser. A (United Kingdom)(NON)			1,556	80,087

Lions Gate Entertainment Corp.(S)			3,217	109,121

Live Nation Entertainment, Inc.(NON)			11,562	291,709

Time Warner, Inc.			2,562	216,335

				1,285,054
Multiline retail (0.7%)

Dollar General Corp.(NON)			2,832	213,476

				213,476
Oil, gas, and consumable fuels (3.2%)

Cabot Oil & Gas Corp.			4,374	129,164

Cheniere Energy, Inc.(NON)			774	59,908

EOG Resources, Inc.			2,610	239,311

EP Energy Corp. Class A(NON)(S)			5,570	58,374

Gaztransport Et Technigaz SA (France)			1,409	83,145

Gulfport Energy Corp.(NON)			2,701	124,003

QEP Resources, Inc.			4,838	100,872

Suncor Energy, Inc. (Canada)			3,409	99,615

Whiting Petroleum Corp.(NON)			2,339	72,275

				966,667
Personal products (1.6%)

Coty, Inc. Class A(NON)(S)			6,123	148,605

Estee Lauder Cos., Inc. (The) Class A			3,851	320,249

				468,854
Pharmaceuticals (5.2%)

Actavis PLC(NON)			2,209	657,443

Bristol-Myers Squibb Co.			4,050	261,225

Jazz Pharmaceuticals PLC(NON)(S)			410	70,844

Mylan NV(NON)			4,336	257,342

Perrigo Co. PLC			944	156,279

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			2,440	152,012

				1,555,145
Real estate investment trusts (REITs) (0.7%)

American Tower Corp.(R)			2,131	200,634

				200,634
Real estate management and development (0.4%)

RE/MAX Holdings, Inc. Class A			3,953	131,279

				131,279
Road and rail (2.2%)

Genesee & Wyoming, Inc. Class A(NON)			844	81,395

Union Pacific Corp.			5,459	591,264

				672,659
Semiconductors and semiconductor equipment (3.3%)

Avago Technologies, Ltd.			1,411	179,169

Broadcom Corp. Class A			5,428	235,005

Intel Corp.			3,253	101,721

Lam Research Corp.			1,767	124,105

Maxim Integrated Products, Inc.			2,803	97,572

Micron Technology, Inc.(NON)			9,559	259,336

				996,908
Software (5.3%)

Activision Blizzard, Inc.			6,582	149,576

Cadence Design Systems, Inc.(NON)			5,035	92,845

Microsoft Corp.			5,727	232,831

Mobileye NV (Israel)(NON)(S)			2,649	111,337

Oracle Corp.			6,403	276,289

Red Hat, Inc.(NON)			2,527	191,420

Salesforce.com, Inc.(NON)			4,759	317,949

TiVo, Inc.(NON)			14,575	154,641

TubeMogul, Inc.(NON)(S)			3,645	50,374

				1,577,262
Specialty retail (2.2%)

Advance Auto Parts, Inc.			611	91,461

Home Depot, Inc. (The)			2,457	279,140

Tiffany & Co.			929	81,761

TJX Cos., Inc. (The)			2,982	208,889

				661,251
Technology hardware, storage, and peripherals (5.6%)

Apple, Inc.			11,173	1,390,258

EMC Corp.			3,899	99,658

SanDisk Corp.			1,184	75,326

Western Digital Corp.			1,263	114,946

				1,680,188
Textiles, apparel, and luxury goods (2.2%)

Coach, Inc.			2,697	111,737

Michael Kors Holdings, Ltd.(NON)			2,595	170,621

NIKE, Inc. Class B			3,669	368,111

				650,469
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)			4,581	149,707

				149,707

Total common stocks (cost $20,692,033)				$29,215,124

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
			Shares	Value

Actavis PLC Ser. A, 5.50% cv. pfd.(NON)			67	$67,804

Total convertible preferred stocks (cost $67,000)				$67,804

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	10,890	$7,950

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	5,587	—

Total warrants (cost $10,999)				$7,950

SHORT-TERM INVESTMENTS (4.2%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)			1,053,500	$1,053,500

Putnam Short Term Investment Fund 0.09%(AFF)			201,117	201,117

Total short-term investments (cost $1,254,617)				$1,254,617

TOTAL INVESTMENTS

Total investments (cost $22,024,649)(b)				$30,545,495

FORWARD CURRENCY CONTRACTS at 3/31/15 (aggregate face value $791,422) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	5/20/15	$110,411	$112,613	$2,202
JPMorgan Chase Bank N.A.
	Euro	Sell	6/17/15	91,060	102,380	11,320
State Street Bank and Trust Co.
	Euro	Sell	6/17/15	75,668	74,531	(1,137)
	Japanese Yen	Sell	5/20/15	216,383	214,476	(1,907)
UBS AG
	Euro	Sell	6/17/15	276,411	287,422	11,011

Total						$21,489

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	720	$—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	$8,804
baskets	2,850	—	8/13/15	(3 month USD-LIBOR-BBA plus 38 bp)	A basket (JPCMPNET) of common stocks	30,516

Total		$—	$39,320

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $29,894,915.
(b)	The aggregate identified cost on a tax basis is $22,080,908, resulting in gross unrealized appreciation and depreciation of $9,024,621 and $560,034, respectively, or net unrealized appreciation of $8,464,587.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $11,574, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$955,473	$2,299,109	$3,053,465	$121	$201,117
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $1,053,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,021,856.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $3,479 to cover certain derivative contracts and the settlement of certain securities.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,044 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,271,819	$354,287	$11,574
Consumer staples	1,844,905	—	—
Energy	1,321,086	83,145	—
Financials	1,718,799	112,114	—
Health care	5,167,053	—	—
Industrials	3,105,232	384,313	—
Information technology	8,355,979	—	—
Materials	1,098,826	105,629	—
Telecommunication services	149,707	—	—
Utilities	130,656	—	—
Total common stocks	28,164,062	1,039,488	11,574
Convertible preferred stocks	67,804	—	—
Warrants	7,950	—	—
Short-term investments	201,117	1,053,500	—

Totals by level	$28,440,933	$2,092,988	$11,574

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$21,489	$—
Total return swap contracts	—	39,320	—

Totals by level	$—	$60,809	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$24,533	$3,044
Equity contracts	47,270	—

Total	$71,803	$3,044

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$1,000,000
OTC total return swap contracts (notional)		$290,000
Warrants (number of warrants)		16,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$39,320	$—	$—	39,320
	Forward currency contracts#	2,202	11,320	—	11,011	24,533

	Total Assets	$2,202	$50,640	$—	$11,011	$63,853

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—
	Forward currency contracts#	—	—	3,044	—	3,044

	Total Liabilities	$—	$—	$3,044	$—	$3,044

	Total Financial and Derivative Net Assets	$2,202	$50,640	$(3,044)	$11,011	$60,809
	Total collateral received (pledged)##†	$—	$—	$—	$—
	Net amount	$2,202	$50,640	$(3,044)	$11,011

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015